Foreclosed Real Estate	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Foreclosed Real Estate

NOTE 7. FORECLOSED REAL ESTATE

A summary of foreclosed real estate are presented as follows:

	Years Ended December 31,
	2013	2012
Balance, beginning of year	$19,487,185	$18,151,601
Additions	2,528,972	3,371,256
Capitalized expenses	730,685	449,679
Writedowns	(703,478)	(763,358)
Sales	(621,977)	(163,281)
Internally financed sales	(590,368)	(1,708,011)
Deferred gain on sale	(41,430)	187,292
Net gain (loss) on sales	(325,609)	(37,993)
Balance, end of year	$20,463,980	$19,487,185

Included in the amount of writedowns above are direct charges related to specifically identified declines in value of $1,028,861 and $33,139 for the years ended December 31, 2013 and 2012, respectively. During the year ended December 31, 2013 the general reserve was funded by $400,000, and reserved amounts totaling $725,383 were charged to specific properties as declines in value were identified. During the year ended December 31, 2012, the general reserve was $730,219 for probable losses related to selling and holding costs.

As of December 31, 2013 and 2012, deferred gains on sales of foreclosed real estate of $438,392 and $396,962, respectively are included in the balance sheet as a reduction of loans.

(Income) expenses applicable to foreclosed real estate include the following:

	Years Ended December 31,
	2013	2012
Net loss on sales of real estate	$325,609	$37,993
Operating expenses, net of rental income	775,041	697,952
Total	$1,100,650	$735,945